Intangible Assets, Net (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Intangible Assets, Net [Line Items]
Impairment				¥ 4,641,741
Amortization expense	301,886		301,886	2,074,929
Software [Member]
Intangible Assets, Net [Line Items]
Impairment				¥ 4,641,741